Feb. 29, 2024
Schwab U.S. REIT ETF
Investment Objective
The fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index composed of U.S. real estate investment trusts classified as equities.
Fund Fees and Expenses
This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (fees paid directly from your investment)
None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.07
Other expenses	None
Total annual fund operating expenses	0.07

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Expenses on a $10,000 Investment
Expenses on a $10,000 Investment
1 Year	3 Years	5 Years	10 Years
$7	$23	$40	$90

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 6% of the average value of its portfolio.

Principal Investment Strategies
To pursue its goal, the fund generally invests in securities that are included in the Dow Jones Equity All REIT Capped Index†. The index is a float-adjusted market capitalization weighted index that is subject to capping constraints at each quarterly rebalancing. The index generally includes all publicly traded equity real estate investment trusts (REITs) with a minimum float-adjusted market capitalization of $200 million and a three-month median daily value traded of at least $5 million. A security becomes ineligible if its float-adjusted market capitalization falls below $100 million for two consecutive quarters. The index excludes mortgage REITs, defined as REITs that lend money directly to real estate owners and/or operators or indirectly through the purchase of mortgages or mortgage-backed securities, and hybrid REITs, defined as REITs that participate both in equity and mortgage investing. As of February 29, 2024, the index was composed of 119 REITs.
The index uses a capping methodology to limit the weight of the securities of any single issuer (as determined by the index provider) to a maximum of 10% of the index. Additionally, the capping methodology limits the sum of the weights of the securities of all issuers that individually constitute more than 4.5% of the weight of the index to a maximum of 22.5% of the weight of the index in the aggregate. In order to implement this capping methodology, the index constrains at quarterly rebalance: (i) the weight of any single issuer to a maximum of 10%, and (ii) the aggregate weight of all issuers that individually exceed 4.5% of the index weight to a maximum of 22.5%. Between scheduled quarterly index reviews, the index is reviewed daily to assess whether the sum of all individual constituents with more than 5% of the weight of the index exceeds more than 25% of the weight of the index in the aggregate. When daily capping is necessary, the changes are announced after the close of the business day on which the daily weight caps are exceeded, with the reference date after the close of that same business day, and changes are effective after the close of the next trading day.
It is the fund’s policy that under normal circumstances it will invest at least 90% of its net assets (including, for this purpose, any borrowings for investment purposes) in securities included in the index. The fund will notify its shareholders at least 60 days before changing this policy. The fund will generally seek to replicate the performance of the index by giving the same weight to a given security as the index does. However, when the investment adviser believes it is in the best interest of the fund, such as to avoid purchasing odd-lots (i.e., purchasing less than the usual number of shares traded for a security), for tax considerations, or to address liquidity considerations with respect to a security, the investment adviser may cause the fund’s weighting of a security to be more or less than the index’s weighting of the security. The
†
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones Equity All REIT Capped Index (the Index) is a product of S&P Dow Jones Indices LLC, and the trademark and Index have been licensed for use by Charles Schwab Investment Management, Inc. The Schwab U.S. REIT ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.

fund may sell securities that are represented in the index in anticipation of their removal from the index, or buy securities that are not yet represented in the index in anticipation of their addition to the index.
Under normal circumstances, the fund may invest up to 10% of its net assets in securities not included in its index. The principal types of these investments include those that the investment adviser believes will help the fund track the index, such as investments in (a) securities that are not represented in the index but the investment adviser anticipates will be added to the index; (b) investment companies; and (c) derivatives, principally futures contracts. The fund may use futures contracts and other derivatives primarily to seek returns on the fund’s otherwise uninvested cash assets to help it better track the Index. The fund may also invest in cash, cash equivalents and money market funds, and may lend its securities to minimize the difference in performance that naturally exists between an index fund and its corresponding index.
Due to the composition of the index, the fund will concentrate its investments (i.e., hold more than 25% of its total assets) in real estate companies and companies related to the real estate industry. The fund may also invest in a particular industry, group of industries or sector to approximately the same extent that its index is so concentrated.
The investment adviser seeks to achieve, over time, a correlation between the fund’s performance and that of its index, before fees and expenses, of 95% or better. However, there can be no guarantee that the fund will achieve a high degree of correlation with the index. A number of factors may affect the fund’s ability to achieve a high correlation with its index, including the degree to which the fund utilizes a sampling technique. The correlation between the performance of the fund and its index may also diverge due to transaction costs, asset valuations, timing variances, and differences between the fund’s portfolio and the index resulting from legal restrictions (such as diversification requirements) that apply to the fund but not to the index.

Performance
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices. The S&P 500 Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Dow Jones Equity All REIT Capped Index. The fund does not seek to track the regulatory index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see
www.schwabassetmanagement.com/schwabetfs_prospectus.
Effective upon the commencement of operations on June 22, 2020, the fund changed its index from the Dow Jones U.S. Select REIT Index to the Dow Jones Equity All REIT Capped Index in connection with a change to the fund’s investment objective and investment strategies to invest its assets in accordance with the index. Performance of the fund prior to June 22, 2020 is therefore based on the fund’s investment strategy to track the previous index.

Annual Total Returns (%) as of 12/31

Best Quarter: 17.97% Q4 2023 Worst Quarter: (28.46%) Q1 2020 Year-to-date performance (before taxes) as of 3/31/24: (1.31%)
Average Annual Total Returns as of 12/31/23
Average Annual Total Returns as of 12/31/23
	1 Year	5 Years	10 Years
Before taxes	11.28%	4.27%	6.01%
After taxes on distributions	9.98%	3.32%	4.93%
After taxes on distributions and sale of shares	6.87%	2.98%	4.33%
Comparative Indices (reflects no deduction for fees, expenses, or taxes)
S&P 500® Index(1)	26.29%	15.69%	12.03%
Dow Jones Equity All REIT Capped Index(2)	11.34%	—	—
REIT Spliced Index (3)	11.34%	4.31%	6.09%
(1)
In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the Dow Jones Equity All REIT Capped Index to the S&P 500 Index.

(2)
The Dow Jones Equity All REIT Capped Index commenced operations on June 22, 2020.

(3)
The REIT Spliced Index is an internally calculated index, comprised of the Dow Jones U.S. Select REIT Index from inception of the fund until the close of business on June 19, 2020, and the Dow Jones Equity All REIT Capped Index thereafter.

The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account. In some cases, the return after taxes on distributions and sale of shares may exceed the fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.